Summary of Signification Accounting Policies - Schedule of Revenues Classified by the Geographic Areas (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenues Classified by the Geographic Areas [Line Items]
Total revenue	$ 9,121,016	$ 28,154,803
Percentage of total revenue	100.00%	100.00%
Singapore [Member]
Schedule of Revenues Classified by the Geographic Areas [Line Items]
Total revenue	$ 6,991,519	$ 10,528,664
Percentage of total revenue	77.00%	37.00%
Indonesia [Member]
Schedule of Revenues Classified by the Geographic Areas [Line Items]
Total revenue	$ 2,129,497	$ 17,626,139
Percentage of total revenue	23.00%	63.00%